Vessels, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels, Net	Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	$1,438,790	$(437,670)	$1,001,120
Transfer from Advances for vessels	192,819	—	192,819
Vessels sale	(46,330)	21,846	(24,484)
Transfer to Assets held for sale	(33,674)	9,866	(23,808)
Depreciation	—	(54,129)	(54,129)
December 31, 2023	$1,551,605	$(460,087)	$1,091,518
Transfer from Advances for vessels	148,368	—	148,368
Vessels sales	(61,734)	24,301	(37,433)
Depreciation	—	(58,135)	(58,135)
December 31, 2024	$1,638,239	$(493,921)	$1,144,318
Transfer from Advances for vessels represents advances paid for vessels under construction and vessels acquisitions which were delivered to the Company, completed vessel improvements in respect of ballast water treatment systems (“BWTS”), sulfur oxide exhaust gas cleaning systems (“Scrubbers”), and vessel environmental upgrades and comprised:

•During the year ended December 31, 2023: Delivery to the Company of the vessels Climate Justice, Climate Ethics, Pedhoulas Trader, Morphou and Rizokarpaso and BWTS and Scrubbers retrofitting and vessel improvements on several vessels; and
•During the year ended December 31, 2024: Delivery to the Company of the vessels Ammoxostos, Kerynia, Pedhoulas Fighter and Pedhoulas Farmer and BWTS and Scrubbers retrofitting and vessel improvements on several vessels.

Transfer to Assets held for sale during the year ended December 31, 2023 relates to the vessel Pedhoulas Cherry. Refer to Note 6.

Vessel sales during the year ended December 31, 2023, represent the carrying value of the vessels Efrossini and Katerina which were sold during the year ended December 31, 2023, taking advantage of market opportunities. Vessel sales during the year ended December 31, 2024 represents the carrying value of the vessels Maritsa, Panayiota K and Paraskevi 2 which were sold during the year ended December 31, 2024, taking advantage of market opportunities.

Consistent with prior practices, we reviewed all our vessels for impairment and none were found to be impaired at December 31, 2023 and December 31, 2024.

As of December 31, 2024, 32 vessels owned by the Company with a carrying value of $740,722 had first priority mortgages registered as security for certain of the Company’s loans and credit facilities, while title of ownership is held by the relevant lender for another 12 vessels with a carrying value of $330,973 to secure the relevant sale and lease back financing transactions. See further Note 8.